Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital	Share capital
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2025, and 2024 are as follows (in thousands, except for share amounts):

	2025		2024
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	312,021,375	2,108,620	301,805,677	2,009,884
	312,021,375	2,108,620	301,805,677	2,009,884

The authorised capital, excluding the share capital, is set at $4.4 million, consisting of 4,407,629 shares, each having a nominal value of $0.01.
On 26 February 2024, Alvotech announced it had received and accepted an offer from investors outside the U.S. for the sale of 10,127,132 Ordinary Shares, for an approximate gross value of $166 million, at a purchase price of $16.41 per share, or ISK 2,250, at the foreign exchange rate on 23 February 2024. The shares were to be delivered to investors from previously issued treasury shares held by Alvotech´s subsidiary Alvotech Manco. As of 31 December 2024, the settlement of the sale offers resulted in 9,213,333 Ordinary Shares delivered to investors upon the payment of $150.5 million, the net proceeds of the transaction totaling $144 million.
The Company announced in June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Similarly, some holders of the Aztiq Convertible Bonds decided to exercise similar conversion right into ordinary shares at the same conversion price. Based on the current exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $220.7 million of aggregate value of these bonds with accrued interest. The holders of the 2022 Convertible Bonds and the Aztiq Convertible Bonds that did not exercise their right to conversion, obtained repayment from the Group in July 2024, upon the closing of the Secured Loan Facility of $965.0 million.
On 16 May 2025, the Company announced the outcome of an offering of SDRs, in connection with its listing on Nasdaq Stockholm (the "Offering”). The Offering, which was directed solely into Sweden and had an application period from 9 May 2025 to 16 May 2025, attracted strong interest from the general public in Sweden and was multiple times oversubscribed, resulting in more than 3,000 new shareholders for the Company. The gross proceeds of the Offering amounted to SEK 39 million, before the deduction of transaction costs.
On 4 June 2025, the Company carried out a private placement of ordinary shares and SDRs (the “Placement”) directed to Swedish and international institutional investors which was completed on 11 June 2025. About 40 institutional investors participated in the Placement, which was oversubscribed. About 60% of the demand came from institutional investors based in Sweden, Norway or the UK, and about 30% from US-based funds. Over 80% of the shares and SDRs allocated in the placement were sold to investors that were not previously shareholders in Alvotech. Gross proceeds from the sale of shares and SDRs were SEK 750 million, before the deduction of transaction costs.
On 22 December 2025, the Company issued Convertible Bonds. Alvotech Manco ehf ("Manco"), a wholly owned subsidiary of the Company, provided a stock lending facility for the duration of the Convertible Bonds for the purpose of facilitating Convertible Bond investors' hedging activities. The facility covers the full number of shares underlying the Convertible Bonds, which total 18,235,850 shares. As of the year-end 2025, 13,559,915 shares have been lent under this facility.
Movements in the Group’s Ordinary shares, share capital and share premium during the years ended 31 December 2025, 2024, and 2023 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2023	252,160,087	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	118	132,618	132,736
Vested earn-out shares	—	6	8,300	8,306
Penny warrants (Note 27)	2,479,962	25	27,159	27,184
Public warrants (Note 27)	553,552	6	7,612	7,618
Settlement of RSUs with shares (Note 22)	838,919	8	5,095	5,103
Settlement of SARs with shares	(1,044,737)	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	2,279	1,229,690	1,231,969
Capital contribution	9,213,333	92	144,547	144,639
Vested earn-out shares	—	198	310,703	310,901
Penny warrants (Note 27)	1,718,845	17	24,293	24,310
Public warrants (Note 27)	419,660	4	6,691	6,695
Settlement of RSUs with shares (Note 22)	1,549,290	15	5,890	5,905
Settlement of options with shares	9,127	0	105	105
Conversion of convertible bonds (Note 21)	22,073,578	221	285,139	285,360
Balance 31 December 2024	301,805,677	2,826	2,007,058	2,009,884
Capital contribution	7,941,600	79	78,210	78,289
Convertible debt settled with shares	1,295,507	13	14,820	14,833
Settlement of RSUs with shares	978,591	11	5,603	5,614
Balance at 31 December 2025	312,021,375	2,929	2,105,691	2,108,620
No dividends were paid or declared during the years ended 31 December 2025, 2024, and 2023.
At 31 December 2025 and 2024 Alvotech Manco ehf., a subsidiary of Alvotech hf., owned 22,016,772 and 22,995,363 Ordinary Shares in Alvotech. Such shares are intended for the future issuance of Ordinary Shares under the Management Incentive Plan and other equity offerings.